Short-term deposits (Tables)	12 Months Ended
Dec. 31, 2016
Short-term deposits [Abstract]
Schedule of short-term deposits
	December 31, 2015		December 31, 2016
		RMB		RMB
	Amount	equivalent	Amount	equivalent

RMB	250,000	250,000	1,235,000	1,235,000
US$	253,322	1,644,946	362,882	2,516,519
Total		1,894,946		3,751,519